STOCKHOLDERS' DEFICIT - Common Stock Shares (Details)					9 Months Ended	12 Months Ended
	Dec. 11, 2023 shares	Mar. 10, 2023 $ / shares shares	Dec. 15, 2021 shares	Sep. 24, 2021 shares	Sep. 30, 2024 VOTE $ / shares shares	Dec. 31, 2023 VOTE $ / shares shares	Dec. 31, 2022 $ / shares shares
STOCKHOLDERS' DEFICIT
Common shares, shares authorized (in shares)					175,095,000	175,095,000	175,095,000
Common shares, par value (in dollars per share) | $ / shares					$ 0.00001	$ 0.00001	$ 0.00001
Common shares, shares issued (in shares)					17,482,174	17,454,353	6,143,294
Common shares, shares outstanding (in shares)					17,482,174	17,454,353	6,143,294
Class A common stock subject to possible redemption
STOCKHOLDERS' DEFICIT
Number of shares outstanding					4,345,663	4,345,663	28,750,000
BURTECH ACQUISITION CORP [Member]
STOCKHOLDERS' DEFICIT
Stock issued (in shares)			431,250
Ratio to be applied to the stock in the conversion					24.81	24.81
BURTECH ACQUISITION CORP [Member] | Common Class A [Member]
STOCKHOLDERS' DEFICIT
Common shares, shares authorized (in shares)					280,000,000	280,000,000	280,000,000
Common shares, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | VOTE					1	1
Conversion of Class B to Class A Shares (in shares)	9,487,495
BURTECH ACQUISITION CORP [Member] | Class A common stock subject to possible redemption
STOCKHOLDERS' DEFICIT
Number of shares outstanding		6,630,703			4,345,663	4,345,663	28,750,000
Number of shares redeemed	2,285,040	22,119,297
Redemption price (per share) | $ / shares		$ 10.3			$ 11.4	$ 10.81	$ 10.25
BURTECH ACQUISITION CORP [Member] | Class A common stock subject to possible redemption | Common Stock [Member]
STOCKHOLDERS' DEFICIT
Number of shares outstanding						2,285,040
BURTECH ACQUISITION CORP [Member] | Class A common stock not subject to possible redemption
STOCKHOLDERS' DEFICIT
Common shares, shares issued (in shares)					10,816,995	10,816,995	1,329,500
Common shares, shares outstanding (in shares)					10,816,995	10,816,995	1,329,500
Number of shares outstanding						2,285,040
BURTECH ACQUISITION CORP [Member] | Class A common stock not subject to possible redemption | Common Class A [Member]
STOCKHOLDERS' DEFICIT
Common shares, shares issued (in shares)						10,817,000
Common shares, shares outstanding (in shares)						10,817,000
BURTECH ACQUISITION CORP [Member] | Class A common stock not subject to possible redemption | Common Stock [Member]
STOCKHOLDERS' DEFICIT
Common shares, shares issued (in shares)					10,816,995
Common shares, shares outstanding (in shares)						10,816,995
Number of shares outstanding						4,345,663	28,750,000
BURTECH ACQUISITION CORP [Member] | Class A common stock not subject to possible redemption | Common Stock [Member] | Common Class A [Member]
STOCKHOLDERS' DEFICIT
Common shares, shares issued (in shares)						10,817,000
Common shares, shares outstanding (in shares)						10,817,000
BURTECH ACQUISITION CORP [Member] | Class B Common Stock
STOCKHOLDERS' DEFICIT
Common shares, shares authorized (in shares)					20,000,000	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | VOTE					1	1
Conversion of Class B to Class A Shares (in shares)	9,487,495
Common shares, shares issued (in shares)					5	0	9,487,500
Common shares, shares outstanding (in shares)					5	0	9,487,500
Stock issued (in shares)				862,500
Stock split				1.1
BURTECH ACQUISITION CORP [Member] | Class B Common Stock | Common Stock [Member]
STOCKHOLDERS' DEFICIT
Conversion of Class B to Class A Shares (in shares)						(9,487,500)
Common shares, shares issued (in shares)					5		9,487,500
Common shares, shares outstanding (in shares)					5	0	9,487,500